DERIVATIVE LIABILITIES - Warrants Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 02, 2024	Nov. 12, 2020	Sep. 30, 2024
Disclosure of financial liabilities [line items]
Proceeds from unit financing	$ 28,800
Unit financing, net of issue costs (in shares)	8,901,000		8,901,000 [1]
Units issued in the period, price per unit (in CAD per share)	$ 3.23
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares)	1,161,000
Number of common shares included in each unit (in shares)	1
Number of warrants issued in each unit that is issued (in shares)	0.5	0.5
Warrant term	4 years
Warrant exercise price (in CAD per share)	$ 3.65
Share issuance costs	$ 668
Losses on change in fair value of derivatives			$ 26
Derivative liability, warrants
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 7,798		$ 7,772

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.